Underwriting Income from Insurance Business	12 Months Ended
Dec. 31, 2021
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Underwriting Income from Insurance Business
NOTE 35. UNDERWRITING INCOME FROM INSURANCE BUSINESS

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20	12.31.19
Premiums and Surcharges Accrued	12,228,062	11,757,410	11,482,456
Claims Accrued	(2,240,917)	(1,700,907)	(1,589,058)
Redemptions	(31,849)	(25,425)	(27,581)
Fixed and Periodic Annuities	(18,868)	(20,510)	(23,786)
Production and Operating Expenses	(2,450,832)	(1,773,954)	(2,459,131)
Other Income and Expenses	(135,650)	(98,851)	(110,684)

Total	7,349,946	8,137,763	7,272,216